Summary of Significant Accounting Policies - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨) Segment	Mar. 31, 2020 USD ($)	Apr. 01, 2019 INR (₨)	Mar. 31, 2019 INR (₨)
Significant Accounting Policies [Line Items]
Reportable segments | Segment	3
Lease liability, approximate	₨ 65,615.1	$ 870.3		₨ 0.0
ROU asset, approximate	₨ 60,756.9	$ 805.9		0.0
Financial statements translation rate, Indian rupees (Rs.) equivalence of U.S. $1	75.39	75.39
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OperatingLeaseLiability	us-gaap:OperatingLeaseLiability
ASU 2016-02
Significant Accounting Policies [Line Items]
Lease liability, approximate			₨ 56,900.0	0.0
ROU asset, approximate			₨ 53,000.0	₨ 0.0
Retail Loans | Personal Loans, Credit Card Receivables, Auto Loans, Commercial Vehicle and Construction Equipment Finance
Significant Accounting Policies [Line Items]
Loans charge off period	150 days	150 days
Retail Loans | Housing loans
Significant Accounting Policies [Line Items]
Loans charge off period	720 days	720 days
Retail Loans | Retail Business Banking
Significant Accounting Policies [Line Items]
Loans charge off period	customer by customer basis
Minimum
Significant Accounting Policies [Line Items]
Bank voting rights	20.00%	20.00%
Minimum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period	150 days	150 days
Maximum
Significant Accounting Policies [Line Items]
Bank voting rights	50.00%	50.00%
Maximum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period	1083 days	1083 days
HDFC Group [Member] | Minimum
Significant Accounting Policies [Line Items]
Percentage of voting rights in which bank consolidates subsidiary	50.00%